Pensions and Other Post Retirement Benefits - Defined benefit asset (liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	$ 73	$ (428)
Other assets
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	617	207
Accounts payable and accrued liabilities
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	(36)	(37)
Other long-term liabilities
Pensions and Other Post Retirement Benefits
Defined benefit asset (liability)	$ (508)	$ (598)